Accrued Liabilities	12 Months Ended
Dec. 31, 2010
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
9.	ACCRUED LIABILITIES

Accrued liabilities consisted of the following at December 31, 2010 and 2009:

In thousands of dollars

	2010	2009
Accrued interest	$-	$38
Accrued use tax	7	6
Accrued property tax	21	-
Accrued mineral lease payments	67	67
Accrued reclamation costs	6	6
Accrued straight line rent	17	54
Accrued fees to vendors	269	276
Total accrued liabilities	$387	$447